Business Overview and Basis of Presentation (Detail)					1 Months Ended	3 Months Ended		12 Months Ended
		Jul. 02, 2016	Jul. 01, 2016 shares	Jun. 15, 2016	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) Segment shares	Apr. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) Country Segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 20, 2016 USD ($)	Jun. 16, 2016 USD ($)	Nov. 10, 2015 shares
Debt Instrument [Line Items]
Number of Countries in which Entity Operates | Country								40
Number of Operating Segments | Segment						2		2
Common stock, distribution percentage		100.00%	100.00%	100.00%
Business Separation, Equity Interest Issued or Issuable, Number of Shares Issued per Share				0.5
Payments of Dividends					$ 3,000,000,000	$ 24,200,000	$ 0	$ 48,400,000	$ 0	$ 0
Common stock outstanding (in shares) | shares			345,200,000			346,600,000		345,900,000	100				0
Term loan	[1]							$ 3,000,000,000
Danaher Corporation [Member]
Debt Instrument [Line Items]
Common stock outstanding (in shares) | shares			100						100
Common Stock
Debt Instrument [Line Items]
Common stock outstanding (in shares) | shares						346,600,000		345,900,000
Recapitalization (in shares) | shares			345,237,561
Term Loan [Member]
Debt Instrument [Line Items]
Term loan					$ 500,000,000
Line of Credit Facility, Current Borrowing Capacity											$ 500,000,000
Debt term					3 years
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity					$ 1,500,000,000						$ 1,500,000,000	$ 1,500,000,000
Debt term				5 years	5 years
Senior Notes [Member]
Debt Instrument [Line Items]
Debt					$ 2,500,000,000

[1]	Not included in the table above are net discounts, premiums and issuance costs associated with the Notes, which totaled $20.1 million as of December 31, 2016, and have been recorded as an offset to the carrying amount of the related debt in the accompanying Consolidated and Combined Balance Sheet as of December 31, 2016. In addition, the table above does not include principal balances of $374.8 million under the Commercial Paper Programs and other financing balances of $3.3 million.